Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to October 14, 2022, the date that the unaudited condensed consolidated financial statements were issued. Based on the review, the Company did not identify any material subsequent event except the following event that is required disclosure in the unaudited condensed consolidated financial statements.

On August 25, 2022, the Company incorporated Hainan Coconut Network Freight Co., Ltd., a 100% subsidiary of Fangyuyuan.

On September 30, 2022, the Company incorporated Ruishi Tongda Ecological Management Co., Ltd., a 70% subsidiary of REIT Ordos.